Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ 95,080	$ 95,564	$ 130,579
Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	218,461	196,474	234,272
Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (123,381)	$ (100,910)	(103,693)
Land Buildings And Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	19 years	19 years
Remaining depreciation years	14 years	14 years
Net Balance	$ 50,222	$ 43,065	83,151
Land Buildings And Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	89,290	65,843	118,481
Land Buildings And Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (39,068)	$ (22,778)	(35,330)
Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	3 years	3 years
Remaining depreciation years	1 year	1 year
Net Balance	$ 27,551	$ 32,607	25,160
Equipment [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	81,423	80,383	65,018
Equipment [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (53,872)	$ (47,776)	(39,858)
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Useful life years	3 years	3 years
Remaining depreciation years	2 years	2 years
Net Balance	$ 17,307	$ 19,892	22,268
Other [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	47,748	50,248	50,773
Other [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(30,441)	(30,356)	(28,505)
Furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	8,879	9,373	10,357
Furniture [Member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	27,088	27,440
Furniture [Member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	(18,209)	(18,067)
Leasehold improvements [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		28
Leasehold improvements [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance		(28)
Others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	8,428	10,519	$ 11,911
Others [member] | Gross assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	20,660	22,780
Others [member] | Accumulated Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Net Balance	$ (12,232)	$ (12,261)